Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) [Line Items]
Balance at the beginning	¥ (9)	¥ 0
Credited to consolidated statement of comprehensive income	9	(9)
Balance at the end	0	(9)
Medical Ticenses and Tradenames [Member]
Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) [Line Items]
Balance at the beginning	(9)	0
Credited to consolidated statement of comprehensive income	9	(9)
Balance at the end	0	(9)
Others [Member]
Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) [Line Items]
Balance at the beginning	0	0
Credited to consolidated statement of comprehensive income	0	0
Balance at the end	¥ 0	¥ 0